DUE TO AFFILIATE - Narrative (Details)			12 Months Ended
	Aug. 26, 2020 USD ($) $ / shares	Aug. 07, 2020 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Aug. 26, 2020 $ / shares
Disclosure of transactions between related parties [line items]
Notional amount			$ 6,919,387,000	$ 5,102,335,000
Capital exchanged (in shares) | shares			554,832	0
Price per capital exchanged (in dollars per share) | $ / shares			$ 8.50
Reduction in preferred unit liability			$ 4,675,000
Reduction in promissory note receivable			4,675,000
Preferred unit liability			295,325,000	$ 300,000,000
Promissory note receivable			295,325,000	300,000,000
Share capital			2,124,618,000	2,114,783,000
Tricon PIPE LLC
Disclosure of transactions between related parties [line items]
Preferred unit liability			295,325,000	300,000,000
Promissory note receivable			295,325,000	300,000,000
Share capital		$ 300,000,000
Percentage of voting interest in structured entity		100.00%
Interest income			17,022,000	17,250,000
Dividend income			$ 17,022,000	17,250,000
Preferred units
Disclosure of transactions between related parties [line items]
Capital exchanged (in shares) | shares			4,675
Common shares
Disclosure of transactions between related parties [line items]
Capital exchanged (in shares) | shares			554,832,000
Due to Affiliate | Fair value
Disclosure of transactions between related parties [line items]
Liability component at fair value			$ 225,314,000	283,150,000
Tricon PIPE LLC
Disclosure of transactions between related parties [line items]
Exchange right, initial exchange price (in dollars per share) | (per share)	$ 8.50				$ 11.18
Preferred units, dividend percentage	5.75%
Preferred units, dividend payable period	7 years
Preferred units, dividend, annual increase percentage	1.00%
Preferred units, maximum dividend percentage	9.75%
Preferred units, forced exchange right, volume-weighted average share price period	20 days
Preferred units, forced exchange right, threshold exchange price percentage	135.00%
Preferred units, forced exchange right, threshold exchange price percentage, after fifth anniversary of closing	115.00%
Preferred units, redemption right, percentage of liquidation preference	105.00%
Tricon PIPE LLC | Tricon PIPE LLC
Disclosure of transactions between related parties [line items]
Income (expense) from structured entities			0	0
Tricon PIPE LLC | Due to Affiliate
Disclosure of transactions between related parties [line items]
Notional amount	$ 300,000,000		295,325,000	300,000,000
Cash advances and loans from related parties	$ 300,000,000
Borrowings, interest rate, applicable term	7 years
Interest expense on debt instruments issued			22,159,000	21,965,000
Accretion expense			$ 5,137,000	$ 4,715,000
Tricon PIPE LLC | Due to Affiliate | Fixed interest rate
Disclosure of transactions between related parties [line items]
Interest rate	5.75%